Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Government Grants [Abstract]
Summary of defferred government grants
	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Balance at beginning of the year	7,316	4,014	2,108
Recognized as other operating income	(2,880)	(1,650)	(281)
Foreign currency translation difference	(422)	(256)	130
Balance at ending of the year	4,014	2,108	1,957